BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE ........................ 1,364 $ 182,186
BAE Systems plc ................... 3,467 41,937
Boeing Co. (The)
(a)
.................. 898 190,762
Elbit Systems Ltd. .................. 72 12,262
Lockheed Martin Corp. ............... 181 85,564
Raytheon Technologies Corp. .......... 1,171 114,676
Rheinmetall AG .................... 82 24,293
Safran SA ........................ 545 80,680
Thales SA ........................ 200 29,570
761,930
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.
(b)
......... 848 84,266
Deutsche Post AG (Registered) ......... 2,621 122,756
DSV A/S ......................... 535 103,735
Expeditors International of Washington, Inc. . 1,114 122,674
FedEx Corp. ...................... 1,232 281,500
United Parcel Service, Inc., Class B ...... 2,957 573,628
1,288,559
Automobile Components — 0.1%
Aisin Corp. ....................... 600 16,538
Aptiv plc
(a)
........................ 616 69,109
BorgWarner, Inc. ................... 956 46,949
Continental AG .................... 183 13,712
Denso Corp. ...................... 1,000 56,448
Sumitomo Electric Industries Ltd. ........ 1,200 15,416
218,172
Automobiles — 1.5%
Bayerische Motoren Werke AG ......... 1,266 138,752
Ferrari NV ....................... 201 54,468
Ford Motor Co. .................... 8,849 111,497
General Motors Co. ................. 3,156 115,762
Mercedes-Benz Group AG ............. 2,409 185,259
Renault SA
(a)
...................... 933 38,026
Stellantis NV ...................... 4,179 76,001
Suzuki Motor Corp. ................. 1,000 36,417
Tesla, Inc.
(a)
....................... 7,466 1,548,896
Toyota Motor Corp. ................. 18,700 266,202
2,571,280
Banks — 3.7%
ANZ Group Holdings Ltd. ............. 5,026 77,451
Banco Bilbao Vizcaya Argentaria SA ...... 13,187 94,279
Banco Santander SA ................ 32,988 122,929
Bank Hapoalim BM ................. 2,551 21,231
Bank Leumi Le-Israel BM ............. 3,102 23,466
Bank of America Corp. ............... 21,853 624,996
Bank of Ireland Group plc ............. 1,406 14,226
Banque Cantonale Vaudoise (Registered) .. 152 14,344
Barclays plc ...................... 31,637 56,944
BNP Paribas SA ................... 2,400 143,322
BOC Hong Kong Holdings Ltd. .......... 16,000 49,812
CaixaBank SA ..................... 5,721 22,323
Citigroup, Inc. ..................... 5,835 273,603
Citizens Financial Group, Inc. .......... 1,819 55,243
Comerica, Inc. ..................... 345 14,980
Commerzbank AG
(a)
................. 2,372 24,973
Commonwealth Bank of Australia ........ 3,333 220,063
Credit Agricole SA .................. 2,332 26,308
Danske Bank A/S
(a)
................. 1,158 23,298
DBS Group Holdings Ltd. ............. 3,600 89,502
Erste Group Bank AG ................ 452 14,974
Fifth Third Bancorp ................. 2,810 74,858
Security
Shares
Shares Value
Banks (continued)
FinecoBank Banca Fineco SpA ......... 2,173 $ 33,293
First Citizens BancShares, Inc., Class A .... 31 30,166
First Horizon Corp. .................. 1,277 22,705
First Republic Bank
(b)
................ 799 11,178
Hang Seng Bank Ltd. ................ 2,300 32,695
HSBC Holdings plc ................. 42,556 289,232
Huntington Bancshares, Inc. ........... 5,498 61,578
ING Groep NV ..................... 7,362 87,426
Intesa Sanpaolo SpA ................ 30,007 77,011
Japan Post Bank Co. Ltd. ............. 1,600 13,068
JPMorgan Chase & Co. .............. 8,728 1,137,346
KBC Group NV .................... 471 32,363
KeyCorp ......................... 3,598 45,047
M&T Bank Corp. ................... 854 102,113
Mitsubishi UFJ Financial Group, Inc. ...... 24,700 158,294
Mizuho Financial Group, Inc. ........... 5,850 82,880
National Australia Bank Ltd. ............ 6,155 114,688
NatWest Group plc .................. 20,127 65,675
Nordea Bank Abp .................. 8,535 91,139
Oversea-Chinese Banking Corp. Ltd. ..... 4,600 42,880
PNC Financial Services Group, Inc. (The) .. 1,676 213,020
Regions Financial Corp. .............. 4,591 85,209
Resona Holdings, Inc. ............... 3,400 16,402
Skandinaviska Enskilda Banken AB, Class A
(a)
4,642 51,240
Societe Generale SA ................ 925 20,841
Standard Chartered plc ............... 5,978 45,308
Sumitomo Mitsui Financial Group, Inc. ..... 3,100 124,054
Sumitomo Mitsui Trust Holdings, Inc. ...... 700 24,049
Svenska Handelsbanken AB, Class A ..... 3,522 30,504
Swedbank AB, Class A ............... 2,102 34,567
Truist Financial Corp. ................ 4,222 143,970
UniCredit SpA ..................... 3,775 71,151
United Overseas Bank Ltd. ............ 1,800 40,372
US Bancorp ...................... 3,967 143,010
Webster Financial Corp. .............. 230 9,067
Wells Fargo & Co. .................. 13,363 499,509
Westpac Banking Corp. .............. 6,374 92,803
Zions Bancorp NA .................. 428 12,810
6,271,788
Beverages — 0.5%
Anheuser-Busch InBev SA/NV .......... 1,121 74,726
Asahi Group Holdings Ltd. ............. 800 29,774
Carlsberg A/S, Class B ............... 317 49,188
Coca-Cola HBC AG
(a)
................ 1,780 48,728
Diageo plc ....................... 4,958 221,274
Heineken Holding NV ................ 248 22,753
Heineken NV ..................... 827 88,862
Kirin Holdings Co. Ltd. ............... 2,100 33,224
PepsiCo, Inc. ..................... 868 158,236
Pernod Ricard SA .................. 536 121,367
848,132
Biotechnology — 1.4%
AbbVie, Inc. ...................... 4,557 726,249
Amgen, Inc. ...................... 1,369 330,956
Argenx SE
(a)
...................... 125 46,419
Biogen, Inc.
(a)
..................... 314 87,301
CSL Ltd. ......................... 942 182,438
Genmab A/S
(a)
..................... 181 68,419
Gilead Sciences, Inc. ................ 3,133 259,945
Incyte Corp.
(a)
..................... 325 23,488
Moderna, Inc.
(a)
.................... 856 131,464
Regeneron Pharmaceuticals, Inc.
(a)
....... 277 227,603

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
.......... 652 $ 205,426
2,289,708
Broadline Retail — 1.6%
Amazon.com, Inc.
(a)
................. 23,048 2,380,628
Etsy, Inc.
(a)
....................... 324 36,071
MercadoLibre, Inc.
(a)
................. 15 19,771
Next plc ......................... 589 47,874
Prosus NV
(a)
...................... 1,610 126,070
Wesfarmers Ltd. ................... 2,033 68,712
2,679,126
Building Products — 0.0%
Daikin Industries Ltd. ................ 200 35,881
Nibe Industrier AB, Class B ............ 1,399 15,947
ROCKWOOL A/S, Class B ............ 131 32,124
83,952
Capital Markets — 2.2%
3i Group plc ...................... 3,348 69,784
Ameriprise Financial, Inc. ............. 156 47,814
Amundi SA
(c)(d)
..................... 567 35,726
Ares Management Corp., Class A ........ 196 16,354
ASX Ltd. ........................ 563 24,587
Bank of New York Mellon Corp. (The) ..... 1,825 82,928
Blackstone, Inc. .................... 379 33,291
Cboe Global Markets, Inc. ............. 279 37,453
Charles Schwab Corp. (The) ........... 4,591 240,477
CME Group, Inc., Class A ............. 1,115 213,545
Coinbase Global, Inc., Class A
(a)
......... 189 12,771
Daiwa Securities Group, Inc. ........... 6,500 30,515
Deutsche Bank AG (Registered) ......... 4,362 44,358
Deutsche Boerse AG ................ 517 100,665
EQT AB ......................... 1,115 22,777
Euronext NV
(c)(d)
.................... 371 28,409
FactSet Research Systems, Inc. ......... 115 47,735
Futu Holdings Ltd., ADR
(a)
............. 239 12,392
Goldman Sachs Group, Inc. (The) ....... 932 304,867
Hargreaves Lansdown plc ............. 2,132 21,121
Hong Kong Exchanges & Clearing Ltd. .... 2,600 115,244
Intercontinental Exchange, Inc. ......... 1,223 127,547
Japan Exchange Group, Inc. ........... 2,300 35,176
Julius Baer Group Ltd. ............... 825 56,354
London Stock Exchange Group plc ....... 1,067 103,637
LPL Financial Holdings, Inc. ............ 61 12,346
Macquarie Group Ltd. ................ 989 117,097
MarketAxess Holdings, Inc. ............ 109 42,651
Moody's Corp. ..................... 490 149,950
Morgan Stanley .................... 3,825 335,835
MSCI, Inc. ....................... 245 137,124
Nasdaq, Inc. ...................... 1,151 62,925
Nomura Holdings, Inc. ............... 11,000 42,408
Northern Trust Corp. ................. 468 41,245
Partners Group Holding AG ............ 77 72,513
Raymond James Financial, Inc. ......... 667 62,211
S&P Global, Inc. ................... 804 277,195
SBI Holdings, Inc. .................. 1,900 37,734
Schroders plc
(b)
.................... 8,796 50,159
St. James's Place plc ................ 2,147 32,217
State Street Corp. .................. 1,048 79,323
T. Rowe Price Group, Inc.
(b)
............ 695 78,465
UBS Group AG (Registered) ........... 8,382 177,370
3,674,295
Chemicals — 3.2%
Air Liquide SA
(b)
.................... 810 135,585
Air Products & Chemicals, Inc. .......... 1,357 389,744
Security
Shares
Shares Value
Chemicals (continued)
Akzo Nobel NV .................... 780 $ 61,007
Albemarle Corp.
(b)
.................. 1,282 283,373
Arkema SA ....................... 534 52,725
BASF SE ........................ 1,820 95,548
Celanese Corp. .................... 1,172 127,619
CF Industries Holdings, Inc. ............ 1,891 137,079
Clariant AG (Registered)
(a)
............. 3,131 51,941
Corteva, Inc. ...................... 4,187 252,518
Croda International plc ............... 586 47,099
Dow, Inc. ........................ 4,586 251,404
DuPont de Nemours, Inc. ............. 3,357 240,932
Eastman Chemical Co. ............... 946 79,786
Ecolab, Inc. ...................... 2,298 380,388
EMS-Chemie Holding AG (Registered) .... 78 64,477
FMC Corp. ....................... 1,059 129,336
Givaudan SA (Registered) ............. 24 78,115
ICL Group Ltd. ..................... 5,047 34,196
International Flavors & Fragrances, Inc. .... 2,744 252,338
Johnson Matthey plc ................ 644 15,788
Linde plc ........................ 2,064 733,628
LyondellBasell Industries NV, Class A ..... 1,840 172,758
Nippon Paint Holdings Co. Ltd. .......... 2,800 26,329
Nitto Denko Corp. .................. 2,200 142,387
Orica Ltd. ........................ 1,611 16,642
PPG Industries, Inc. ................. 2,565 342,633
RPM International, Inc. ............... 555 48,418
Sherwin-Williams Co. (The) ............ 2,141 481,232
Shin-Etsu Chemical Co. Ltd. ........... 2,500 81,153
Sika AG (Registered) ................ 230 64,514
Symrise AG ...................... 248 26,988
Toray Industries, Inc. ................ 2,400 13,730
Westlake Corp. .................... 321 37,230
Yara International ASA ............... 909 39,506
5,388,146
Commercial Services & Supplies — 0.1%
Copart, Inc.
(a)
..................... 787 59,190
Dai Nippon Printing Co. Ltd. ........... 1,100 30,798
Secom Co. Ltd. .................... 1,000 61,628
TOPPAN, Inc. ..................... 700 14,107
Waste Management, Inc. .............. 438 71,468
237,191
Communications Equipment — 0.1%
Cisco Systems, Inc. ................. 1,667 87,142
Construction & Engineering — 0.1%
Eiffage SA ....................... 572 61,900
Skanska AB, Class B ................ 1,874 28,703
Vinci SA ......................... 1,319 151,213
241,816
Construction Materials — 0.1%
CRH plc ......................... 1,898 95,888
Holcim AG
(a)
...................... 314 20,250
116,138
Consumer Finance — 0.3%
American Express Co. ............... 1,787 294,766
Capital One Financial Corp. ............ 1,070 102,891
Discover Financial Services ............ 844 83,421
Synchrony Financial ................. 1,335 38,822
519,900
Consumer Staples Distribution & Retail — 1.1%
Aeon Co. Ltd. ..................... 1,300 25,221
Carrefour SA ...................... 2,094 42,336

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Coles Group Ltd. ................... 2,518 $ 30,424
Costco Wholesale Corp. .............. 1,099 546,060
Dollar General Corp. ................ 671 141,219
Dollar Tree, Inc.
(a)
................... 565 81,106
J Sainsbury plc .................... 8,542 29,394
Jeronimo Martins SGPS SA ............ 686 16,102
Kesko OYJ, Class B ................. 2,689 57,790
Kroger Co. (The) ................... 1,368 67,538
Sysco Corp. ...................... 555 42,863
Target Corp. ...................... 1,133 187,659
Walmart, Inc. ...................... 3,421 504,426
Woolworths Group Ltd. ............... 2,259 57,430
1,829,568
Containers & Packaging — 1.2%
Amcor plc ........................ 15,785 179,633
Avery Dennison Corp. ................ 340 60,836
Ball Corp. ........................ 2,359 130,005
Crown Holdings, Inc. ................ 1,301 107,606
International Paper Co. ............... 26,097 941,058
Packaging Corp. of America
(b)
.......... 2,959 410,798
Sealed Air Corp. ................... 574 26,352
SIG Group AG
(a)
.................... 1,212 31,225
Smurfit Kappa Group plc .............. 760 27,565
WestRock Co. ..................... 2,240 68,253
1,983,331
Distributors — 0.0%
Pool Corp. ....................... 44 15,067
Diversified REITs — 0.0%
British Land Co. plc (The) ............. 3,170 15,205
Daiwa House REIT Investment Corp. ..... 11 22,539
Land Securities Group plc ............. 3,084 23,675
Nomura Real Estate Master Fund, Inc. .... 13 14,568
75,987
Electric Utilities — 2.4%
Acciona SA ....................... 100 20,064
Alliant Energy Corp. ................. 1,306 69,740
American Electric Power Co., Inc. ........ 2,737 249,040
BKW AG ........................ 134 21,069
CLP Holdings Ltd. .................. 3,000 21,678
Constellation Energy Corp. ............ 2,113 165,870
Duke Energy Corp. ................. 3,042 293,462
Edison International ................. 2,369 167,228
EDP - Energias de Portugal SA ......... 6,537 35,619
Endesa SA ....................... 2,385 51,802
Enel SpA ........................ 19,774 120,601
Entergy Corp. ..................... 1,241 133,705
Evergy, Inc. ....................... 1,426 87,157
Eversource Energy ................. 1,388 108,625
Exelon Corp. ...................... 5,687 238,228
FirstEnergy Corp. .................. 3,392 135,883
Fortum OYJ
(a)
..................... 875 13,404
Iberdrola SA ...................... 16,079 200,309
Kansai Electric Power Co., Inc. (The) ..... 1,700 16,556
NextEra Energy, Inc. ................ 11,013 848,882
NRG Energy, Inc. ................... 2,129 73,003
Origin Energy Ltd. .................. 4,475 24,922
Orsted A/S
(c)(d)
..................... 413 35,216
PG&E Corp.
(a)
..................... 12,818 207,267
Pinnacle West Capital Corp. ........... 157 12,441
Power Assets Holdings Ltd. ............ 6,000 32,189
PPL Corp. ....................... 6,282 174,577
Southern Co. (The) ................. 2,962 206,096
SSE plc
(b)
........................ 4,227 94,321
Security
Shares
Shares Value
Electric Utilities (continued)
Terna - Rete Elettrica Nazionale ......... 3,312 $ 27,183
Verbund AG ...................... 174 15,135
Xcel Energy, Inc. ................... 2,440 164,554
4,065,826
Electrical Equipment — 0.3%
ABB Ltd. (Registered) ................ 5,393 185,528
Mitsubishi Electric Corp. .............. 2,500 29,875
Nidec Corp. ...................... 1,000 52,041
Schneider Electric SE ................ 954 159,436
Siemens Energy AG
(a)
................ 552 12,172
Vestas Wind Systems A/S ............. 1,412 41,152
480,204
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 3,548 289,943
Corning, Inc. ...................... 3,007 106,087
Hexagon AB, Class B ................ 1,165 13,408
Hirose Electric Co. Ltd. ............... 500 65,413
Ibiden Co. Ltd. ..................... 1,000 40,103
Keyence Corp. .................... 400 196,044
Murata Manufacturing Co. Ltd. .......... 1,300 79,229
Omron Corp. ...................... 700 40,969
Shimadzu Corp. .................... 900 28,253
TDK Corp. ....................... 3,200 114,868
Venture Corp. Ltd. .................. 2,700 35,935
Yokogawa Electric Corp. .............. 1,300 21,169
1,031,421
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 1,753 50,592
Halliburton Co. .................... 1,581 50,023
Schlumberger NV .................. 2,401 117,889
Tenaris SA ....................... 800 11,335
229,839
Entertainment — 0.7%
Activision Blizzard, Inc. ............... 1,992 170,495
Capcom Co. Ltd. ................... 500 17,895
Electronic Arts, Inc. ................. 766 92,265
Koei Tecmo Holdings Co. Ltd. .......... 800 14,459
Netflix, Inc.
(a)
...................... 921 318,187
Nexon Co. Ltd. .................... 800 19,103
Nintendo Co. Ltd. ................... 2,700 104,872
ROBLOX Corp., Class A
(a)
............. 377 16,957
Sea Ltd., ADR, Class A
(a)
.............. 640 55,392
Square Enix Holdings Co. Ltd. .......... 200 9,611
Take-Two Interactive Software, Inc.
(a)
...... 434 51,776
Universal Music Group NV ............ 522 13,220
Walt Disney Co. (The)
(a)
.............. 3,329 333,333
Warner Bros Discovery, Inc.
(a)
.......... 2,149 32,450
1,250,015
Financial Services — 2.7%
Adyen NV
(a)(c)(d)
.................... 25 39,836
Berkshire Hathaway, Inc., Class B
(a)
...... 4,373 1,350,251
Block, Inc., Class A
(a)
................ 310 21,281
Edenred ......................... 1,397 82,681
Fidelity National Information Services, Inc. .. 1,690 91,818
Fiserv, Inc.
(a)
...................... 1,663 187,969
FleetCor Technologies, Inc.
(a)
........... 93 19,609
Global Payments, Inc. ............... 678 71,353
GMO Payment Gateway, Inc. ........... 200 17,315
Industrivarden AB, Class A ............ 692 18,703
Industrivarden AB, Class C ............ 1,375 37,076
Investor AB, Class A ................. 1,603 32,709
Investor AB, Class B ................. 5,620 111,954

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Financial Services (continued)
Jack Henry & Associates, Inc. .......... 93 $ 14,017
L E Lundbergforetagen AB, Class B ...... 590 26,720
M&G plc ......................... 9,749 23,895
Mastercard, Inc., Class A .............. 2,394 870,004
Mitsubishi HC Capital, Inc. ............. 6,900 35,630
Nexi SpA
(a)(c)(d)
..................... 7,261 59,011
ORIX Corp. ....................... 4,400 72,547
PayPal Holdings, Inc.
(a)
............... 3,390 257,437
Visa, Inc., Class A
(b)
................. 4,587 1,034,185
Worldline SA
(a)(c)(d)
.................. 1,678 71,312
4,547,313
Food Products — 1.2%
Archer-Daniels-Midland Co. ............ 2,278 181,465
Associated British Foods plc ........... 1,603 38,469
Bunge Ltd. ....................... 273 26,077
Campbell Soup Co. ................. 470 25,841
Chocoladefabriken Lindt & Spruengli AG ... 2 23,621
Conagra Brands, Inc. ................ 1,383 51,945
Danone SA ....................... 975 60,668
Darling Ingredients, Inc.
(a)
............. 252 14,717
General Mills, Inc. .................. 1,985 169,638
Hershey Co. (The) .................. 526 133,820
Hormel Foods Corp. ................. 822 32,781
JM Smucker Co. (The) ............... 205 32,261
Kellogg Co. ....................... 215 14,396
Kerry Group plc, Class A .............. 268 26,726
Kraft Heinz Co. (The) ................ 2,451 94,780
Lamb Weston Holdings, Inc. ........... 767 80,167
McCormick & Co., Inc. (Non-Voting) ...... 860 71,561
MEIJI Holdings Co. Ltd. .............. 900 21,405
Mondelez International, Inc., Class A ...... 3,316 231,192
Nestle SA (Registered) ............... 4,607 561,734
Tyson Foods, Inc., Class A ............ 627 37,194
Yakult Honsha Co. Ltd. ............... 300 21,798
1,952,256
Gas Utilities — 0.1%
APA Group
(e)
...................... 4,922 33,436
Hong Kong & China Gas Co. Ltd. ........ 20,732 18,253
Naturgy Energy Group SA ............. 1,300 39,135
Osaka Gas Co. Ltd. ................. 900 14,785
Snam SpA ....................... 5,623 29,813
Tokyo Gas Co. Ltd. ................. 1,000 18,793
154,215
Ground Transportation — 0.7%
Central Japan Railway Co. ............ 400 47,728
CSX Corp. ....................... 5,629 168,532
East Japan Railway Co. .............. 900 49,808
Grab Holdings Ltd., Class A
(a)
........... 11,837 35,629
Hankyu Hanshin Holdings, Inc. .......... 1,100 32,617
JB Hunt Transport Services, Inc. ........ 176 30,881
Keisei Electric Railway Co. Ltd. ......... 700 21,562
MTR Corp. Ltd. .................... 4,500 21,718
Norfolk Southern Corp. ............... 583 123,596
Old Dominion Freight Line, Inc. ......... 317 108,046
Tobu Railway Co. Ltd. ................ 500 11,970
Tokyu Corp. ...................... 2,500 33,280
Uber Technologies, Inc.
(a)
............. 1,464 46,409
Union Pacific Corp. ................. 1,787 359,652
West Japan Railway Co. .............. 400 16,477
1,107,905
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories ................. 4,076 412,736
Alcon, Inc. ....................... 1,044 74,111
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Align Technology, Inc.
(a)
............... 200 $ 66,828
Asahi Intecc Co. Ltd. ................ 700 12,368
Baxter International, Inc. .............. 685 27,784
Becton Dickinson & Co. .............. 574 142,088
BioMerieux ....................... 235 24,773
Boston Scientific Corp.
(a)
.............. 3,191 159,646
Carl Zeiss Meditec AG ............... 189 26,326
Cochlear Ltd. ..................... 138 21,970
Coloplast A/S, Class B ............... 360 47,400
Cooper Cos., Inc. (The) .............. 55 20,535
Dexcom, Inc.
(a)
.................... 943 109,558
Edwards Lifesciences Corp.
(a)
.......... 1,335 110,444
EssilorLuxottica SA ................. 843 152,012
GE HealthCare Technologies, Inc.
(a)
...... 982 80,553
Hologic, Inc.
(a)
..................... 394 31,796
Hoya Corp. ....................... 900 99,461
IDEXX Laboratories, Inc.
(a)
............. 197 98,516
Insulet Corp.
(a)
..................... 153 48,801
Intuitive Surgical, Inc.
(a)
............... 840 214,595
Koninklijke Philips NV ................ 1,018 18,697
Medtronic plc ..................... 2,897 233,556
Olympus Corp. .................... 3,000 52,688
ResMed, Inc. ..................... 293 64,164
Siemens Healthineers AG
(c)(d)
........... 924 53,270
Smith & Nephew plc ................. 2,707 37,629
Sonova Holding AG (Registered) ........ 128 37,758
STERIS plc ....................... 138 26,397
Straumann Holding AG (Registered) ...... 253 37,946
Stryker Corp. ..................... 787 224,665
Sysmex Corp. ..................... 600 39,379
Terumo Corp. ..................... 1,900 51,386
Zimmer Biomet Holdings, Inc. .......... 300 38,760
2,898,596
Health Care Providers & Services — 1.1%
Centene Corp.
(a)
................... 1,116 70,542
Cigna Group (The) .................. 339 86,625
CVS Health Corp. .................. 361 26,826
Elevance Health, Inc. ................ 573 263,471
Fresenius Medical Care AG & Co. KGaA ... 450 19,100
Fresenius SE & Co. KGaA ............. 800 21,603
Humana, Inc. ..................... 297 144,182
Molina Healthcare, Inc.
(a)
.............. 79 21,132
Ramsay Health Care Ltd. ............. 376 16,801
Sonic Healthcare Ltd. ................ 547 12,823
UnitedHealth Group, Inc. .............. 2,345 1,108,223
1,791,328
Health Care REITs — 0.0%
Welltower, Inc. ..................... 548 39,286
Health Care Technology — 0.0%
M3, Inc. ......................... 1,300 32,720
Hotels, Restaurants & Leisure — 1.1%
Accor SA
(a)
....................... 1,113 36,185
Amadeus IT Group SA
(a)
.............. 1,241 83,251
Aramark ......................... 863 30,895
Booking Holdings, Inc.
(a)
.............. 63 167,102
Chipotle Mexican Grill, Inc.
(a)
........... 78 133,247
Compass Group plc ................. 1,577 39,633
Darden Restaurants, Inc. ............. 137 21,257
Delivery Hero SE
(a)(c)(d)
................ 359 12,247
Domino's Pizza, Inc. ................. 82 27,049
Entain plc ........................ 1,698 26,370
Evolution AB
(c)(d)
.................... 398 53,323
Flutter Entertainment plc
(a)
............. 162 29,479

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Galaxy Entertainment Group Ltd.
(a)
....... 6,000 $ 40,135
Marriott International, Inc., Class A ....... 192 31,880
McDonald's Corp. .................. 1,970 550,832
McDonald's Holdings Co. Japan Ltd. ...... 1,300 54,046
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,109 14,916
Oriental Land Co. Ltd. ............... 2,500 85,598
Sands China Ltd.
(a)
.................. 4,400 15,286
Starbucks Corp. .................... 2,945 306,663
Whitbread plc ..................... 1,001 36,978
Yum! Brands, Inc. .................. 216 28,529
1,824,901
Household Durables — 0.1%
Berkeley Group Holdings plc ........... 473 24,505
Sony Group Corp. .................. 1,900 173,059
197,564
Household Products — 2.3%
Church & Dwight Co., Inc. ............. 3,617 319,779
Clorox Co. (The)
(b)
.................. 2,036 322,177
Colgate-Palmolive Co. ............... 7,266 546,040
Essity AB, Class B .................. 786 22,451
Kimberly-Clark Corp. ................ 3,822 512,989
Procter & Gamble Co. (The) ........... 13,741 2,043,149
Reckitt Benckiser Group plc ............ 664 50,515
Unicharm Corp. .................... 700 28,774
3,845,874
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
(b)
.................. 7,458 179,589
RWE AG ........................ 1,512 65,059
Vistra Corp. ...................... 4,400 105,600
350,248
Industrial Conglomerates — 0.4%
3M Co. .......................... 264 27,749
General Electric Co. ................. 522 49,903
Hitachi Ltd. ....................... 1,700 93,433
Honeywell International, Inc. ........... 1,696 324,139
Jardine Matheson Holdings Ltd. ......... 500 24,321
Keppel Corp. Ltd. ................... 5,700 24,184
Siemens AG (Registered) ............. 1,177 190,679
734,408
Industrial REITs — 0.2%
CapLand Ascendas REIT ............. 16,700 36,009
GLP J-Reit ....................... 23 24,861
Goodman Group ................... 4,471 56,736
Mapletree Logistics Trust ............. 11,200 14,447
Nippon Prologis REIT, Inc. ............. 3 6,351
Prologis, Inc. ...................... 1,797 224,212
Segro plc ........................ 3,824 36,427
399,043
Insurance — 0.8%
AIA Group Ltd. .................... 24,200 253,794
Allianz SE (Registered) ............... 858 198,057
Aviva plc ........................ 3,290 16,434
AXA SA ......................... 4,083 124,603
Dai-ichi Life Holdings, Inc. ............. 2,000 36,767
Hannover Rueck SE ................. 117 22,883
Legal & General Group plc ............ 8,236 24,359
Lincoln National Corp. ............... 406 9,123
Marsh & McLennan Cos., Inc. .......... 99 16,489
MS&AD Insurance Group Holdings, Inc. ... 700 21,694
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................. 323 112,932
Security
Shares
Shares Value
Insurance (continued)
Prudential plc ..................... 4,781 $ 65,460
Sampo OYJ, Class A ................ 1,118 52,753
Sompo Holdings, Inc. ................ 400 15,850
Swiss Life Holding AG (Registered) ....... 62 38,261
Swiss Re AG ...................... 586 60,202
Tokio Marine Holdings, Inc. ............ 3,700 71,206
Zurich Insurance Group AG ............ 329 157,656
1,298,523
Interactive Media & Services — 2.3%
Alphabet, Inc., Class A
(a)
.............. 14,266 1,479,812
Alphabet, Inc., Class C
(a)
.............. 12,305 1,279,720
Auto Trader Group plc
(c)(d)
............. 2,734 20,854
Meta Platforms, Inc., Class A
(a)
.......... 5,342 1,132,184
3,912,570
IT Services — 0.7%
Accenture plc, Class A ............... 1,480 422,999
Bechtle AG ....................... 532 25,476
Capgemini SE ..................... 170 31,592
Cognizant Technology Solutions Corp., Class A 725 44,174
DXC Technology Co.
(a)
............... 613 15,668
EPAM Systems, Inc.
(a)
................ 80 23,920
Fujitsu Ltd. ....................... 600 81,078
Gartner, Inc.
(a)
..................... 146 47,562
International Business Machines Corp. .... 2,012 263,753
Itochu Techno-Solutions Corp. .......... 1,300 32,032
NEC Corp. ....................... 1,500 57,908
Nomura Research Institute Ltd. ......... 1,200 28,065
Obic Co. Ltd. ...................... 400 63,358
Otsuka Corp. ..................... 1,200 42,618
SCSK Corp. ...................... 2,500 36,605
TIS, Inc. ......................... 1,200 31,735
1,248,543
Leisure Products — 0.1%
Hasbro, Inc. ...................... 2,937 157,688
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............. 536 74,150
Charles River Laboratories International, Inc.
(a)
106 21,393
Danaher Corp. .................... 1,550 390,662
Eurofins Scientific SE ................ 540 36,158
Illumina, Inc.
(a)(b)
.................... 374 86,974
IQVIA Holdings, Inc.
(a)
................ 368 73,192
Lonza Group AG (Registered) .......... 148 89,096
Mettler-Toledo International, Inc.
(a)
....... 49 74,980
PerkinElmer, Inc. ................... 96 12,793
QIAGEN NV
(a)
..................... 827 37,667
Sartorius Stedim Biotech .............. 114 34,975
Thermo Fisher Scientific, Inc. ........... 968 557,926
Waters Corp.
(a)
.................... 103 31,892
West Pharmaceutical Services, Inc. ...... 186 64,443
1,586,301
Machinery — 0.4%
Alstom SA ....................... 1,013 27,580
Atlas Copco AB, Class A .............. 6,063 76,808
Deere & Co. ...................... 175 72,254
FANUC Corp. ..................... 2,500 90,281
Illinois Tool Works, Inc. ............... 185 45,038
Kone OYJ, Class B ................. 1,790 93,356
Sandvik AB ....................... 979 20,780
Schindler Holding AG ................ 92 20,385
SMC Corp. ....................... 200 106,023

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Machinery (continued)
Yaskawa Electric Corp. ............... 1,000 $ 43,860
596,365
Marine Transportation — 0.0%
Mitsui OSK Lines Ltd. ................ 700 17,554
Nippon Yusen KK ................... 800 18,687
36,241
Media — 0.2%
Charter Communications, Inc., Class A
(a)
... 115 41,125
Comcast Corp., Class A .............. 7,443 282,164
Informa plc ....................... 3,335 28,586
Publicis Groupe SA ................. 384 29,975
WPP plc ......................... 3,212 38,162
420,012
Metals & Mining — 0.8%
Anglo American plc ................. 1,737 57,775
BHP Group Ltd. .................... 9,000 284,525
Cleveland-Cliffs, Inc.
(a)
............... 2,543 46,613
Fortescue Metals Group Ltd. ........... 6,808 102,335
Glencore plc ...................... 18,360 105,648
Mineral Resources Ltd. ............... 341 18,433
Nippon Steel Corp. .................. 1,900 44,805
Nucor Corp. ...................... 1,437 221,973
Pilbara Minerals Ltd. ................. 6,045 16,082
Reliance Steel & Aluminum Co. ......... 156 40,052
Rio Tinto Ltd. ..................... 337 27,078
Rio Tinto plc ...................... 2,951 200,308
Steel Dynamics, Inc.
(b)
............... 1,162 131,376
1,297,003
Multi-Utilities — 1.3%
Ameren Corp. ..................... 2,003 173,039
CenterPoint Energy, Inc. .............. 2,005 59,067
CMS Energy Corp. .................. 1,579 96,919
Consolidated Edison, Inc. ............. 2,119 202,725
Dominion Energy, Inc. ................ 5,293 295,932
DTE Energy Co. ................... 1,495 163,762
E.ON SE ........................ 6,266 78,167
Engie SA ........................ 4,853 76,797
National Grid plc ................... 11,472 155,182
NiSource, Inc. ..................... 982 27,457
Public Service Enterprise Group, Inc. ..... 5,519 344,662
Sempra Energy .................... 1,572 237,623
Veolia Environnement SA ............. 2,285 70,509
WEC Energy Group, Inc. .............. 2,060 195,267
2,177,108
Office REITs — 0.0%
Gecina SA ....................... 208 21,591
Japan Real Estate Investment Corp. ...... 8 31,882
Nippon Building Fund, Inc. ............. 8 33,300
86,773
Oil, Gas & Consumable Fuels — 2.9%
APA Corp. ....................... 982 35,411
BP plc .......................... 39,889 252,119
Chevron Corp. ..................... 4,305 702,404
ConocoPhillips .................... 3,136 311,123
Coterra Energy, Inc. ................. 1,400 34,356
Devon Energy Corp. ................. 1,472 74,498
Diamondback Energy, Inc. ............. 387 52,311
ENEOS Holdings, Inc. ............... 3,500 12,280
Eni SpA ......................... 5,410 75,450
EOG Resources, Inc. ................ 1,421 162,889
EQT Corp. ....................... 534 17,040
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Equinor ASA ...................... 1,184 $ 33,659
Exxon Mobil Corp. .................. 11,083 1,215,362
Hess Corp. ....................... 760 100,578
Inpex Corp. ....................... 2,300 24,340
Kinder Morgan, Inc. ................. 1,112 19,471
Marathon Oil Corp. .................. 1,069 25,613
Marathon Petroleum Corp. ............ 999 134,695
Neste OYJ ....................... 1,055 52,121
Occidental Petroleum Corp.
(b)
........... 1,803 112,561
ONEOK, Inc. ...................... 775 49,243
Phillips 66 ........................ 974 98,744
Pioneer Natural Resources Co. ......... 580 118,459
Repsol SA ....................... 1,191 18,315
Santos Ltd. ....................... 8,101 37,284
Shell plc ......................... 14,721 419,528
Targa Resources Corp. ............... 267 19,478
Texas Pacific Land Corp. .............. 31 52,732
TotalEnergies SE ................... 5,520 325,480
Valero Energy Corp. ................. 927 129,409
Williams Cos., Inc. (The) .............. 1,026 30,636
Woodside Energy Group Ltd. ........... 4,050 90,478
4,838,067
Paper & Forest Products — 0.1%
Holmen AB, Class B ................. 698 26,909
Mondi plc ........................ 2,841 45,107
Oji Holdings Corp. .................. 5,400 21,381
UPM-Kymmene OYJ
(a)
............... 675 22,672
116,069
Passenger Airlines — 1.2%
Alaska Air Group, Inc.
(a)
............... 336 14,099
American Airlines Group, Inc.
(a)
.......... 1,712 25,252
ANA Holdings, Inc.
(a)
................. 1,300 28,255
Delta Air Lines, Inc.
(a)
................ 25,994 907,711
Deutsche Lufthansa AG (Registered)
(a)
.... 2,322 25,826
Qantas Airways Ltd.
(a)
................ 7,135 31,847
Southwest Airlines Co. ............... 28,419 924,754
United Airlines Holdings, Inc.
(a)(b)
......... 903 39,958
1,997,702
Personal Care Products — 0.8%
Beiersdorf AG ..................... 410 53,336
Estee Lauder Cos., Inc. (The), Class A .... 2,408 593,476
Haleon plc ....................... 13,249 52,631
Kao Corp. ........................ 700 27,248
Kobayashi Pharmaceutical Co. Ltd. ....... 200 12,232
L'Oreal SA ....................... 623 278,383
Shiseido Co. Ltd. ................... 500 23,441
Unilever plc ....................... 5,478 283,864
1,324,611
Pharmaceuticals — 3.7%
Astellas Pharma, Inc. ................ 4,400 62,512
AstraZeneca plc ................... 3,152 436,723
Bayer AG (Registered) ............... 2,182 139,390
Bristol-Myers Squibb Co. .............. 4,676 324,094
Catalent, Inc.
(a)
.................... 261 17,150
Chugai Pharmaceutical Co. Ltd. ......... 1,800 44,447
Daiichi Sankyo Co. Ltd. ............... 3,600 131,320
Eisai Co. Ltd. ..................... 600 34,080
Eli Lilly & Co. ..................... 1,885 647,347
GSK plc ......................... 8,983 158,724
Ipsen SA ........................ 204 22,463
Johnson & Johnson ................. 6,178 957,590
Kyowa Kirin Co. Ltd. ................. 900 19,648
Merck & Co., Inc. ................... 6,060 644,723

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck KGaA ...................... 404 $ 75,320
Novartis AG (Registered) ............. 4,341 398,584
Novo Nordisk A/S, Class B ............ 3,340 530,463
Ono Pharmaceutical Co. Ltd. ........... 1,300 27,090
Organon & Co. .................... 670 15,758
Orion OYJ, Class B ................. 379 16,940
Otsuka Holdings Co. Ltd. ............. 700 22,225
Pfizer, Inc. ....................... 13,053 532,562
Roche Holding AG .................. 1,461 418,104
Sanofi .......................... 2,439 264,580
Shionogi & Co. Ltd. ................. 700 31,574
Takeda Pharmaceutical Co. Ltd. ......... 3,700 121,521
Zoetis, Inc., Class A ................. 968 161,114
6,256,046
Professional Services — 0.4%
Automatic Data Processing, Inc. ......... 720 160,294
BayCurrent Consulting, Inc. ............ 500 20,759
Bureau Veritas SA .................. 1,468 42,179
CoStar Group, Inc.
(a)
................. 459 31,602
Paychex, Inc. ..................... 253 28,991
Recruit Holdings Co. Ltd. ............. 2,000 55,018
RELX plc ........................ 2,503 81,064
SGS SA (Registered) ................ 72 158,814
Teleperformance ................... 69 16,673
Verisk Analytics, Inc. ................. 88 16,884
612,278
Real Estate Management & Development — 0.4%
Capitaland Investment Ltd. ............ 7,300 20,254
CBRE Group, Inc., Class A
(a)
........... 248 18,057
CK Asset Holdings Ltd. ............... 6,500 39,407
Daito Trust Construction Co. Ltd. ........ 400 39,852
Daiwa House Industry Co. Ltd. .......... 2,800 65,972
Hongkong Land Holdings Ltd. .......... 3,200 14,078
Hulic Co. Ltd. ..................... 5,400 44,416
Mitsubishi Estate Co. Ltd. ............. 4,100 48,768
Mitsui Fudosan Co. Ltd. .............. 2,900 54,475
Nomura Real Estate Holdings, Inc. ....... 900 19,929
Sino Land Co. Ltd. .................. 14,000 18,933
Sumitomo Realty & Development Co. Ltd. .. 1,300 29,356
Sun Hung Kai Properties Ltd. ........... 6,000 84,058
Swire Properties Ltd. ................ 14,200 36,547
Swiss Prime Site AG (Registered) ........ 272 22,619
Vonovia SE ....................... 1,337 25,182
Wharf Real Estate Investment Co. Ltd. .... 6,000 34,544
616,447
Retail REITs — 0.1%
CapitaLand Integrated Commercial Trust ... 13,300 19,836
Federal Realty Investment Trust ......... 194 19,173
Japan Metropolitan Fund Investment Corp. . 23 16,796
Link REIT ........................ 9,720 62,502
Realty Income Corp.
(b)
............... 619 39,195
Simon Property Group, Inc. ............ 505 56,545
214,047
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.
(a)
......... 2,721 266,685
Advantest Corp. .................... 1,500 139,060
Analog Devices, Inc. ................. 295 58,180
Applied Materials, Inc. ............... 2,356 289,387
ASM International NV ................ 105 42,620
ASML Holding NV .................. 870 592,860
Broadcom, Inc. .................... 925 593,425
Disco Corp. ....................... 800 93,065
Enphase Energy, Inc.
(a)
............... 270 56,776
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Infineon Technologies AG ............. 5,604 $ 230,129
Intel Corp. ....................... 7,571 247,345
KLA Corp. ........................ 413 164,857
Lam Research Corp. ................ 355 188,193
Microchip Technology, Inc. ............. 416 34,853
Micron Technology, Inc. ............... 1,259 75,968
Monolithic Power Systems, Inc. ......... 90 45,049
NVIDIA Corp. ..................... 5,611 1,558,567
NXP Semiconductors NV ............. 238 44,381
ON Semiconductor Corp.
(a)
............ 364 29,964
QUALCOMM, Inc. .................. 2,735 348,931
Renesas Electronics Corp.
(a)
........... 2,900 41,994
SolarEdge Technologies, Inc.
(a)
.......... 154 46,808
STMicroelectronics NV ............... 2,278 121,380
Texas Instruments, Inc. ............... 2,042 379,832
Tokyo Electron Ltd. ................. 1,100 134,383
5,824,692
Software — 5.5%
Adobe, Inc.
(a)
...................... 1,330 512,542
ANSYS, Inc.
(a)
..................... 91 30,285
Atlassian Corp., Class A
(a)
............. 126 21,567
Autodesk, Inc.
(a)
.................... 670 139,467
Cadence Design Systems, Inc.
(a)
........ 793 166,601
Ceridian HCM Holding, Inc.
(a)
........... 285 20,868
Crowdstrike Holdings, Inc., Class A
(a)
...... 167 22,922
Dassault Systemes SE ............... 701 28,917
Datadog, Inc., Class A
(a)
.............. 229 16,639
DocuSign, Inc.
(a)
................... 224 13,059
Dynatrace, Inc.
(a)
................... 588 24,872
Fair Isaac Corp.
(a)
................... 91 63,945
Fortinet, Inc.
(a)
..................... 2,113 140,430
Gen Digital, Inc. .................... 1,393 23,904
HubSpot, Inc.
(a)
.................... 37 15,864
Intuit, Inc. ........................ 780 347,747
Microsoft Corp. .................... 19,741 5,691,330
Oracle Corp. ...................... 4,362 405,317
Oracle Corp. Japan ................. 700 50,555
Paycom Software, Inc.
(a)
.............. 159 48,338
PTC, Inc.
(a)
....................... 152 19,491
Roper Technologies, Inc. .............. 294 129,563
Sage Group plc (The) ................ 3,552 34,087
Salesforce, Inc.
(a)
................... 2,903 579,961
SAP SE ......................... 1,473 185,997
ServiceNow, Inc.
(a)
.................. 584 271,396
Splunk, Inc.
(a)
..................... 129 12,369
Synopsys, Inc.
(a)
................... 295 113,944
Temenos AG (Registered) ............. 331 23,033
Trend Micro, Inc. ................... 400 19,624
Tyler Technologies, Inc.
(a)
............. 113 40,074
VMware, Inc., Class A
(a)
.............. 133 16,605
WiseTech Global Ltd. ................ 447 19,692
Workday, Inc., Class A
(a)
.............. 130 26,850
Xero Ltd.
(a)
....................... 268 16,255
Zoom Video Communications, Inc., Class A
(a)
167 12,331
Zscaler, Inc.
(a)
..................... 126 14,721
9,321,162
Specialized REITs — 0.4%
American Tower Corp. ............... 936 191,262
Crown Castle, Inc. .................. 739 98,908
Digital Realty Trust, Inc. .............. 226 22,218
Equinix, Inc. ...................... 172 124,019
Extra Space Storage, Inc. ............. 150 24,440
Iron Mountain, Inc. .................. 362 19,153
Public Storage ..................... 257 77,650

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Specialized REITs (continued)
SBA Communications Corp. ........... 144 $ 37,594
VICI Properties, Inc. ................. 528 17,223
612,467
Specialty Retail — 2.6%
Advance Auto Parts, Inc. .............. 788 95,829
AutoZone, Inc.
(a)
................... 152 373,639
Best Buy Co., Inc. .................. 2,335 182,760
Burlington Stores, Inc.
(a)
.............. 476 96,199
CarMax, Inc.
(a)
..................... 2,185 140,452
Fast Retailing Co. Ltd. ............... 300 65,674
H & M Hennes & Mauritz AB, Class B ..... 1,176 16,814
Home Depot, Inc. (The) .............. 5,041 1,487,700
Industria de Diseno Textil SA ........... 1,613 54,189
Lowe's Cos., Inc. ................... 3,675 734,890
Nitori Holdings Co. Ltd. ............... 200 24,152
O'Reilly Automotive, Inc.
(a)
............. 486 412,604
Ross Stores, Inc. ................... 2,283 242,295
TJX Cos., Inc. (The) ................. 5,553 435,133
Zalando SE
(a)(c)(d)
................... 539 22,590
4,384,920
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. ....................... 36,355 5,994,939
Canon, Inc. ....................... 600 13,362
Logitech International SA (Registered) ..... 220 12,841
6,021,142
Textiles, Apparel & Luxury Goods — 2.1%
adidas AG ....................... 260 46,091
Cie Financiere Richemont SA (Registered) .. 1,029 165,006
Hermes International ................ 52 105,313
Kering SA ........................ 107 69,810
Lululemon Athletica, Inc.
(a)
............. 1,886 686,862
LVMH Moet Hennessy Louis Vuitton SE .... 483 443,350
Moncler SpA ...................... 433 29,908
NIKE, Inc., Class B ................. 13,473 1,652,329
Ralph Lauren Corp., Class A
(b)
.......... 109 12,717
Swatch Group AG (The) .............. 65 22,385
Tapestry, Inc. ...................... 671 28,927
VF Corp. ........................ 12,902 295,585
3,558,283
Tobacco — 0.1%
British American Tobacco plc ........... 4,221 147,965
Imperial Brands plc ................. 2,680 61,628
Japan Tobacco, Inc. ................. 700 14,787
224,380
Trading Companies & Distributors — 0.1%
ITOCHU Corp. .................... 1,900 61,876
Mitsubishi Corp. .................... 1,000 35,936
Mitsui & Co. Ltd. ................... 2,400 74,808
172,620
Transportation Infrastructure — 0.1%
Aena SME SA
(a)(c)(d)
................. 465 75,194
Aeroports de Paris
(a)
................. 345 49,253
Getlink SE ....................... 737 12,138
136,585
Water Utilities — 0.3%
American Water Works Co., Inc. ......... 2,189 320,667
Essential Utilities, Inc. ................ 409 17,853
Severn Trent plc ................... 2,043 72,573
Security
Shares
Shares Value
Water Utilities (continued)
United Utilities Group plc .............. 4,964 $ 64,966
476,059
Total Common Stocks — 69.6%
(Cost: $115,808,379) ............................. 117,638,894
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 .......... USD 25 28,033
Total Corporate Bonds — 0.0%
(Cost: $28,908) ................................ 28,033
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(g)(h)(i)
..... 25 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr Ing hc F Porsche AG (Preference)
(a)
.... 556 71,362
Porsche Automobil Holding SE (Preference) . 214 12,285
Volkswagen AG (Preference) ........... 423 57,728
141,375
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ...... 656 51,322
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 74 31,188
Total Preferred Securities — 0.1%
(Cost: $237,524) ................................ 223,885
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a)(i)
.............. 105 293
Total Rights — 0.0%
(Cost: $107) ................................... 293
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/
Exercisable 07/06/20, 1 Share for 1 Warrant,
Expires 08/03/27, Strike Price USD 22.00)
(a)
392 16,072
Total Warrants — 0.0%
(Cost: $1,941) ................................. 16,072
Total Long-Term Investments — 69.7%
(Cost: $116,076,859) ............................. 117,907,177

BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.5%
(j)(k)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 3,173,513 $ 3,173,513
SL Liquidity Series, LLC, Money Market Series,
5.01%
(l)
....................... 2,666,789 2,667,056
Total Money Market Funds — 3.5%
(Cost: $5,840,504) .............................. 5,840,569
Par (000)
Pa r (000)
U.S. Treasury Obligations — 13.7%
U.S. Treasury Bills
(m)
3.86%, 04/20/23 ................. USD 2,805 2,799,143
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.48%, 05/18/23 ................. USD 3,659 $ 3,637,396
4.60%, 06/08/23 ................. 1,911 1,895,227
4.46%, 07/13/23 ................. 1,915 1,889,671
4.59%, 08/10/23 ................. 2,418 2,377,462
4.79%, 09/07/23 ................. 3,226 3,160,059
4.87%, 10/05/23 ................. 3,237 3,160,934
5.05%, 02/22/24 ................. 2,500 2,399,848
4.59%, 03/21/24 ................. 2,000 1,913,858
Total U.S. Treasury Obligations — 13.7%
(Cost: $23,223,909) .............................. 23,233,598
Total Short-Term Securities — 17.2%
(Cost: $29,064,413) .............................. 29,074,167
Total Investments — 86.9%
(Cost: $145,141,272 ) ............................. 146,981,344
Other Assets Less Liabilities — 13.1% .................. 22,165,233
Net Assets — 100.0% ..............................
$ 169,146,577
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,260,219 $ — $ (5,086,706)
(a)
$ — $ — $ 3,173,513 3,173,513 $ 90,026 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,716,448 949,018
(a)
— 1,540 50 2,667,056 2,666,789 2,743
(b)
—
$ 1,540 $ 50 $ 5,840,569 $ 92,769 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index ...................................................... 28 04/27/23 $ 646 $ 13,458
SGX NIFTY 50 Index ....................................................... 198 04/27/23 6,917 149,314
TOPIX Index ............................................................. 124 06/08/23 18,804 165,194
Australia 10 Year Bond ...................................................... 48 06/15/23 3,943 34,743
FTSE/JSE Top 40 Index ..................................................... 69 06/15/23 2,764 51,458
S&P/TSX 60 Index ......................................................... 20 06/15/23 3,579 58,624
SPI 200 Index ............................................................ 24 06/15/23 2,897 86,509
FTSE 100 Index ........................................................... 71 06/16/23 6,704 133,216
FTSE/MIB Index ........................................................... 25 06/16/23 3,613 95,666
S&P 500 E-Mini Index ....................................................... 12 06/16/23 2,483 111,476
U.S. Treasury 10 Year Note ................................................... 638 06/21/23 73,410 1,353,437
SET50 Index ............................................................. 368 06/29/23 2,087 29,207
2,282,302
Short Contracts
CAC 40 10 Euro Index ...................................................... 42 04/21/23 3,344 (101,332)
IBEX 35 Index ............................................................ 7 04/21/23 699 (24,200)
OMX Stockholm 30 Index .................................................... 66 04/21/23 1,413 (59,455)
Euro-Bobl ............................................................... 305 06/08/23 38,991 (714,626)
Euro-Bund .............................................................. 242 06/08/23 35,651 (1,178,033)
Japan 10 Year Bond ........................................................ 25 06/13/23 27,889 (427,047)
DAX Index .............................................................. 18 06/16/23 7,722 (338,633)
Mini-DAX Index ........................................................... 15 06/16/23 1,287 (52,426)
MSCI EAFE E-Mini Index ..................................................... 286 06/16/23 29,980 (1,243,196)
S&P 500 E-Mini Index ....................................................... 427 06/16/23 88,341 (5,006,989)
WIG20 Index ............................................................. 181 06/16/23 1,492 (1,291)
Canada 10 Year Bonds ...................................................... 64 06/21/23 5,974 (7,332)
U.S. Treasury Ultra Bond ..................................................... 28 06/21/23 3,966 (151,502)
Long Gilt ................................................................ 239 06/28/23 30,471 (352,596)
(9,658,658)
$ (7,376,356)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 1,130,000 USD 1,213,006 Bank of America NA 06/21/23 $ 32,687
EUR 3,538,863 USD 3,756,167 Bank of America NA 06/21/23 99,014
EUR 3,538,864 USD 3,756,858 Goldman Sachs International 06/21/23 98,325
EUR 758,000 USD 821,572 JPMorgan Chase Bank NA 06/21/23 4,181
EUR 991,000 USD 1,063,226 Morgan Stanley & Co. International plc 06/21/23 16,354
GBP 404,000 USD 499,010 HSBC Bank plc 06/21/23 144
JPY 85,273,000 USD 633,222 Morgan Stanley & Co. International plc 06/21/23 16,563
KRW 1,119,419,000 USD 855,597 BNP Paribas SA 06/21/23 5,290
MXN 6,219,000 USD 336,369 Morgan Stanley & Co. International plc 06/21/23 3,440
NOK 5,912,000 USD 566,515 Morgan Stanley & Co. International plc 06/21/23 190
SEK 2,558,000 USD 244,287 BNP Paribas SA 06/21/23 3,195
SEK 11,666,000 USD 1,100,388 Morgan Stanley & Co. International plc 06/21/23 28,277
SGD 55,000 USD 40,935 UBS AG 06/21/23 500
USD 1,062,116 AUD 1,574,000 Bank of America NA 06/21/23 6,908
USD 661,771 CHF 596,000 Goldman Sachs International 06/21/23 4,751
USD 664,418 CHF 600,000 HSBC Bank plc 06/21/23 2,988
USD 861,925 KRW 1,113,407,000 BNP Paribas SA 06/21/23 5,661
USD 628,347 KRW 811,412,000 Morgan Stanley & Co. International plc 06/21/23 4,332
USD 455,296 NOK 4,731,000 Goldman Sachs International 06/21/23 1,798

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 2,551,714,000 USD 3,127,625 Morgan Stanley & Co. International plc 06/22/23 $ 53,663
388,261
AUD 689,000 USD 461,988 Morgan Stanley & Co. International plc 06/21/23 (83)
AUD 867,000 USD 581,456 Toronto Dominion Bank 06/21/23 (221)
KRW 812,059,000 USD 626,039 BNP Paribas SA 06/21/23 (1,527)
MXN 11,531,000 USD 630,425 Goldman Sachs International 06/21/23 (366)
NZD 410,000 USD 256,415 Toronto Dominion Bank 06/21/23 (49)
USD 239,253 BRL 1,269,000 HSBC Bank plc 06/21/23 (7,479)
USD 31,614 CAD 43,000 HSBC Bank plc 06/21/23 (244)
USD 135,466 CAD 184,000 Toronto Dominion Bank 06/21/23 (856)
USD 264,529 EUR 245,000 Goldman Sachs International 06/21/23 (2,370)
USD 326,855 EUR 303,000 HSBC Bank plc 06/21/23 (3,228)
USD 1,159,318 EUR 1,088,000 Toronto Dominion Bank 06/21/23 (25,932)
USD 562,568 GBP 470,000 HSBC Bank plc 06/21/23 (18,131)
USD 270,432 GBP 226,000 UBS AG 06/21/23 (8,798)
USD 9,421 INR 782,000 BNP Paribas SA 06/21/23 (60)
USD 296,828 JPY 39,231,000 HSBC Bank plc 06/21/23 (2,114)
USD 461,836 JPY 62,261,000 UBS AG 06/21/23 (12,596)
USD 892,004 MXN 16,492,000 HSBC Bank plc 06/21/23 (9,126)
USD 195,203 NZD 314,000 HSBC Bank plc 06/21/23 (1,136)
USD 376,171 PLN 1,679,000 UBS AG 06/21/23 (10,900)
USD 1,136,066 SEK 11,861,000 Goldman Sachs International 06/21/23 (11,465)
USD 222,087 SEK 2,323,000 Toronto Dominion Bank 06/21/23 (2,659)
USD 92,248 SGD 124,000 JPMorgan Chase Bank NA 06/21/23 (1,170)
USD 1,017,264 THB 35,189,000 Barclays Bank plc 06/21/23 (20,116)
USD 118,506 ZAR 2,178,000 Barclays Bank plc 06/21/23 (2,971)
USD 3,712,213 CLP 3,059,420,000 HSBC Bank plc 06/22/23 (102,045)
(245,642)
$ 142,619
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ (28,519) $ — $ (28,519)
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 (24,177) — (24,177)
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 (14,137) — (14,137)
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 (12,071) — (12,071)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 24,177 56,972 (32,795)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 14,137 36,622 (22,485)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 28,519 60,966 (32,447)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 12,071 34,722 (22,651)
8.89% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 86,000 (139,132) — (139,132)
8.94% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 25,000 (42,868) — (42,868)
8.32% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 48,000 (18,208) — (18,208)
8.25% Monthly 28-day MXIBTIIE Monthly 09/20/23
(a)
09/13/28 MXN 53,000 (12,685) — (12,685)
1-day THOR Quarterly 2.14% Quarterly 09/20/23
(a)
09/20/28 THB 44,000 (6,731) — (6,731)
1-day THOR Quarterly 2.15% Quarterly 09/20/23
(a)
09/20/28 THB 47,000 (6,055) — (6,055)
1-day THOR Quarterly 2.53% Quarterly 09/20/23
(a)
09/20/28 THB 189,369 74,256 — 74,256
1-day THOR Quarterly 2.55% Quarterly 09/20/23
(a)
09/20/28 THB 234,830 99,535 — 99,535
1-day SORA Semi-Annual 2.80% Semi-Annual 09/20/23
(a)
09/20/28 SGD 3,000 (5,890) — (5,890)
1-day SORA Semi-Annual 2.81% Semi-Annual 09/20/23
(a)
09/20/28 SGD 2,000 (3,038) — (3,038)
1-week
CNREPOFIX_
CFXS Quarterly 2.86% Quarterly 09/20/23
(a)
09/20/28 CNY 9,000 (1,312) — (1,312)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SORA Semi-Annual 2.87% Semi-Annual 09/20/23
(a)
09/20/28 SGD 3,000 $ — $ — $ —
1-week
CNREPOFIX_
CFXS Quarterly 2.88% Quarterly 09/20/23
(a)
09/20/28 CNY 11,000 (279) — (279)
1-week
CNREPOFIX_
CFXS Quarterly 2.90% Quarterly 09/20/23
(a)
09/20/28 CNY 11,000 — — —
1-week
CNREPOFIX_
CFXS Quarterly 2.91% Quarterly 09/20/23
(a)
09/20/28 CNY 13,000 2,191 — 2,191
1-day SORA Semi-Annual 2.97% Semi-Annual 09/20/23
(a)
09/20/28 SGD 1,500 5,929 — 5,929
1-week
CNREPOFIX_
CFXS Quarterly 2.97% Quarterly 09/20/23
(a)
09/20/28 CNY 43,882 25,589 — 25,589
1-day SORA Semi-Annual 2.99% Semi-Annual 09/20/23
(a)
09/20/28 SGD 1,500 7,083 — 7,083
1-week
CNREPOFIX_
CFXS Quarterly 3.01% Quarterly 09/20/23
(a)
09/20/28 CNY 54,600 45,713 — 45,713
1-day SOFR Annual 3.16% Annual 09/20/23
(a)
09/20/28 USD 3,000 279 (6,691) 6,970
1-day SORA Semi-Annual 3.19% Semi-Annual 09/20/23
(a)
09/20/28 SGD 1,000 11,477 — 11,477
1-day SORA Semi-Annual 3.24% Semi-Annual 09/20/23
(a)
09/20/28 SGD 3,000 39,559 — 39,559
1-day SOFR Annual 3.34% Annual 09/20/23
(a)
09/20/28 USD 4,000 33,249 (1,420) 34,669
1-day SOFR Annual 3.36% Annual 09/20/23
(a)
09/20/28 USD 5,000 46,053 95 45,958
1-day SORA Semi-Annual 3.40% Semi-Annual 09/20/23
(a)
09/20/28 SGD 4,000 74,291 — 74,291
1-day SORA Semi-Annual 3.41% Semi-Annual 09/20/23
(a)
09/20/28 SGD 12,000 225,950 — 225,950
1-day SORA Semi-Annual 3.44% Semi-Annual 09/20/23
(a)
09/20/28 SGD 1,000 19,855 — 19,855
1-day SOFR Annual 3.48% Annual 09/20/23
(a)
09/20/28 USD 5,000 72,103 13,253 58,850
1-day SONIA Annual 3.58% Annual 09/20/23
(a)
09/20/28 GBP 2,000 (7,146) 1,988 (9,134)
1-day SONIA Annual 3.61% Annual 09/20/23
(a)
09/20/28 GBP 2,000 — (11,096) 11,096
6-mo. BBR Semi-Annual 3.68% Semi-Annual 09/20/23
(a)
09/20/28 AUD 2,000 6,579 — 6,579
6-mo. BBR Semi-Annual 3.70% Semi-Annual 09/20/23
(a)
09/20/28 AUD 1,000 3,711 — 3,711
6-mo. BBR Semi-Annual 3.74% Semi-Annual 09/20/23
(a)
09/20/28 AUD 2,000 9,835 — 9,835
1-day SONIA Annual 3.78% Annual 09/20/23
(a)
09/20/28 GBP 10,000 74,279 (61,539) 135,818
1-day SONIA Annual 3.78% Annual 09/20/23
(a)
09/20/28 GBP 2,000 14,878 145 14,733
1-day SOFR Annual 3.80% Annual 09/20/23
(a)
09/20/28 USD 4,000 115,892 (1,354) 117,246
1-day SONIA Annual 3.90% Annual 09/20/23
(a)
09/20/28 GBP 4,000 55,459 12,945 42,514
1-day SONIA Annual 3.92% Annual 09/20/23
(a)
09/20/28 GBP 2,000 29,352 (3,115) 32,467
1-day SONIA Annual 3.95% Annual 09/20/23
(a)
09/20/28 GBP 3,000 48,897 (8,771) 57,668
1-day SONIA Annual 3.97% Annual 09/20/23
(a)
09/20/28 GBP 4,000 70,836 943 69,893
3-mo. HIBOR Quarterly 4.14% Quarterly 09/20/23
(a)
09/20/28 HKD 30,000 14,772 — 14,772
6-mo. WIBOR Semi-Annual 5.16% Annual 09/20/23
(a)
09/20/28 PLN 12,000 — — —
6-mo. WIBOR Semi-Annual 5.18% Annual 09/20/23
(a)
09/20/28 PLN 11,000 (13,820) — (13,820)
6-mo. WIBOR Semi-Annual 5.20% Annual 09/20/23
(a)
09/20/28 PLN 13,000 (13,866) — (13,866)
6-mo. WIBOR Semi-Annual 5.20% Annual 09/20/23
(a)
09/20/28 PLN 10,000 (10,571) — (10,571)
6-mo. WIBOR Semi-Annual 5.70% Annual 09/20/23
(a)
09/20/28 PLN 18,900 70,472 — 70,472
6-mo. WIBOR Semi-Annual 5.78% Annual 09/20/23
(a)
09/20/28 PLN 14,000 62,428 — 62,428
6-mo. WIBOR Semi-Annual 5.84% Annual 09/20/23
(a)
09/20/28 PLN 10,000 50,615 — 50,615
6-mo. WIBOR Semi-Annual 5.85% Annual 09/20/23
(a)
09/20/28 PLN 7,000 36,028 — 36,028
6-mo. WIBOR Semi-Annual 5.92% Annual 09/20/23
(a)
09/20/28 PLN 5,000 29,102 — 29,102
6.67% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 648,930 (130,971) — (130,971)
6.35% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 553,000 (21,385) — (21,385)
6.19% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 376,000 16,521 — 16,521
6.22% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 83,000 2,361 — 2,361
6.24% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 270,000 4,614 — 4,614
6.23% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 134,000 2,844 — 2,844
6.70% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 308,070 (67,903) — (67,903)
6.23% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 108,000 2,459 — 2,459
6.22% Semi-Annual 1-day MIBOR Semi-Annual 09/20/23
(a)
09/20/28 INR 163,000 — — —
3.62% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 2,000 (29,357) (14,839) (14,518)
3.73% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 16,000 (293,616) 15,830 (309,446)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.14% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 2,000 $ 3,027 $ — $ 3,027
3.14% Semi-Annual 3-mo. BA Semi-Annual 09/20/23
(a)
09/20/28 CAD 5,000 6,733 (379) 7,112
3.03% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 2,195,000 5,503 — 5,503
3.54% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 953,000 (14,731) — (14,731)
3.07% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 3,076,000 2,836 — 2,836
3.21% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 786,000 (3,207) — (3,207)
2.92% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 3,281,000 20,072 — 20,072
3.68% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 3,000 (61) — (61)
3.46% Quarterly 3-mo. CD_KSDA Quarterly 09/20/23
(a)
09/20/28 KRW 1,308,000 (16,533) — (16,533)
8.17% Quarterly 3-mo. JIBAR Quarterly 09/20/23
(a)
09/20/28 ZAR 26,000 5,394 — 5,394
3.24% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 469,000 (633,360) 286,924 (920,284)
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 24,000 (34,608) (10,586) (24,022)
3.26% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 18,000 (26,270) (14,828) (11,442)
3.31% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 12,000 (19,919) 759 (20,678)
2.92% Annual 3-mo. STIBOR Quarterly 09/20/23
(a)
09/20/28 SEK 37,000 1,485 (3,277) 4,762
1.25% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 22,000 4,927 — 4,927
1.27% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 43,000 8,556 — 8,556
1.27% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 24,850 4,577 — 4,577
1.28% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 110,000 19,177 — 19,177
1.30% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 69,460 9,827 — 9,827
1.26% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 29,000 6,152 — 6,152
1.30% Quarterly 3-mo. TWCPBA Quarterly 09/20/23
(a)
09/20/28 TWD 81,540 12,205 — 12,205
3.33% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 (50,621) (16,398) (34,223)
3.13% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 17,000 (123,386) 89,323 (212,709)
2.96% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 4,000 — 27,530 (27,530)
2.92% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 1,000 3,142 (3,610) 6,752
3.37% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 1,000 (19,179) 1,004 (20,183)
3.39% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 3,000 (60,334) 1,838 (62,172)
2.85% Annual 6-mo. EURIBOR Semi-Annual 09/20/23
(a)
09/20/28 EUR 5,000 31,558 27,925 3,633
$ (176,825) $ 511,881 $ (688,706)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 12.10% At Termination BNP Paribas SA 01/04/27 BRL 17,000 $ 14,680 $ — $ 14,680
1-day
BZDIOVER At Termination 12.56% At Termination BNP Paribas SA 01/04/27 BRL 4,000 16,124 — 16,124
1-day
BZDIOVER At Termination 12.74% At Termination BNP Paribas SA 01/04/27 BRL 1,000 5,141 — 5,141
1-day
BZDIOVER At Termination 12.77% At Termination BNP Paribas SA 01/04/27 BRL 34,000 175,132 — 175,132
1-day
BZDIOVER At Termination 12.78% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 5,000 27,644 — 27,644
1-day
BZDIOVER At Termination 12.84% At Termination HSBC Bank plc 01/04/27 BRL 8,000 47,647 — 47,647
1-day
BZDIOVER At Termination 12.91% At Termination BNP Paribas SA 01/04/27 BRL 11,000 71,226 — 71,226
1-day
BZDIOVER At Termination 12.92% At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 9,000 58,462 — 58,462
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/04/27 BRL 9,000 63,611 — 63,611

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.00% At Termination BNP Paribas SA 01/04/27 BRL 14,000 $ 98,529 $ — $ 98,529
1-day
BZDIOVER At Termination 13.36% At Termination Bank of America NA 01/04/27 BRL 10,000 98,984 — 98,984
$ 677,180 $ — $ 677,180
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures April
2023 ................ BRL (2,793,349) Merrill Lynch International & Co. 04/12/23 BRL 2,793 $ (11,917) $ — $ (11,917)
BOVESPA Index Futures April
2023 ................ BRL (5,823,372) Merrill Lynch International & Co. 04/12/23 BRL 5,823 83,184 — 83,184
BOVESPA Index Futures April
2023 ................ BRL (110,188) Merrill Lynch International & Co. 04/12/23 BRL 110 1,631 — 1,631
Taiwan Capitalization Weighted
Stock Index Futures April
2023 ................ TWD (203,783,228) Merrill Lynch International & Co. 04/19/23 TWD 203,783 (184,632) — (184,632)
KOSPI 200 Index Futures June
2023 ................ KRW (705,838,725) Merrill Lynch International & Co. 06/08/23 KRW 705,839 (17,273) — (17,273)
KOSPI 200 Index Futures June
2023 ................ KRW (463,499,400) Merrill Lynch International & Co. 06/08/23 KRW 463,499 (16,938) — (16,938)
KOSPI 200 Index Futures June
2023 ................ KRW (711,351,450) Merrill Lynch International & Co. 06/08/23 KRW 711,351 (13,038) — (13,038)
KOSPI 200 Index Futures June
2023 ................ KRW (7,577,598,500) Merrill Lynch International & Co. 06/08/23 KRW 7,577,599 (22,546) — (22,546)
KOSPI 200 Index Futures June
2023 ................ KRW (20,167,270,200) Merrill Lynch International & Co. 06/08/23 KRW 20,167,270 (173,468) — (173,468)
Mexican Bolsa Index Futures
June 2023 ............ MXN (9,105,344) Merrill Lynch International & Co. 06/16/23 MXN 9,105 (6,077) — (6,077)
Mexican Bolsa Index Futures
June 2023 ............ MXN (66,168,863) Merrill Lynch International & Co. 06/16/23 MXN 66,169 (58,010) — (58,010)
Mexican Bolsa Index Futures
June 2023 ............ MXN (13,301,514) Merrill Lynch International & Co. 06/16/23 MXN 13,302 (13,859) — (13,859)
Swiss Market Index Futures June
2023 ................ CHF (1,171,081) HSBC Bank plc 06/16/23 CHF 1,171 (42,056) — (42,056)
Swiss Market Index Futures June
2023 ................ CHF (931,770) HSBC Bank plc 06/16/23 CHF 932 (63,250) — (63,250)
Swiss Market Index Futures June
2023 ................ CHF (1,045,446) HSBC Bank plc 06/16/23 CHF 1,045 (59,188) — (59,188)
Swiss Market Index Futures June
2023 ................ CHF (851,520) HSBC Bank plc 06/16/23 CHF 852 (30,778) — (30,778)
Swiss Market Index Futures June
2023 ................ CHF (2,607,250) HSBC Bank plc 06/16/23 CHF 2,607 (154,927) — (154,927)
$ (783,142) $ — $ (783,142)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.10% Quarterly
MSCI Chile Net
Return Index Quarterly BNP Paribas SA 06/09/23 USD 256 $ (2,838) $ — $ (2,838)
1-day SOFR plus 0.27% Quarterly
Russel 1000 Value
Index Total Return Quarterly
JPMorgan Chase Bank
NA 11/10/23 USD 7,818 (316,727) — (316,727)
$ (319,565) $ — $ (319,565)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.38
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
1-day SONIA ......................................... Sterling Overnight Index Average 4.18
1-day SORA ......................................... Singapore Overnight Rate Average 3.21
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1.74
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.10
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.53
3-mo. BA ........................................... Canadian Bankers Acceptances 5.06
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.43
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3.51
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7.96
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3.47
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.49
6-mo. BBR .......................................... Australian Bank Bill Rate 3.74
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.49
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.85

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 391,002 $ 370,928 $ — $ 761,930
Air Freight & Logistics .................................... 1,062,068 226,491 — 1,288,559
Automobile Components .................................. 116,058 102,114 — 218,172
Automobiles .......................................... 1,776,155 795,125 — 2,571,280
Banks ............................................... 3,574,752 2,697,036 — 6,271,788
Beverages ........................................... 158,236 689,896 — 848,132
Biotechnology ......................................... 1,992,432 297,276 — 2,289,708
Broadline Retail ........................................ 2,436,470 242,656 — 2,679,126
Building Products ....................................... — 83,952 — 83,952
Capital Markets ........................................ 2,456,444 1,217,851 — 3,674,295
Chemicals ............................................ 4,340,416 1,047,730 — 5,388,146
Commercial Services & Supplies ............................. 130,658 106,533 — 237,191
Communications Equipment ................................ 87,142 — — 87,142
Construction & Engineering ................................ — 241,816 — 241,816
Construction Materials .................................... — 116,138 — 116,138
Consumer Finance ...................................... 519,900 — — 519,900
Consumer Staples Distribution & Retail ........................ 1,570,871 258,697 — 1,829,568
Containers & Packaging .................................. 1,924,541 58,790 — 1,983,331
Distributors ........................................... 15,067 — — 15,067
Diversified REITs ....................................... — 75,987 — 75,987
Electric Utilities ........................................ 3,356,827 708,999 — 4,065,826
Electrical Equipment ..................................... — 480,204 — 480,204
Electronic Equipment, Instruments & Components ................. 396,030 635,391 — 1,031,421
Energy Equipment & Services .............................. 218,504 11,335 — 229,839
Entertainment ......................................... 1,070,855 179,160 — 1,250,015
Financial Services ...................................... 3,917,924 629,389 — 4,547,313
Food Products ......................................... 1,197,835 754,421 — 1,952,256
Gas Utilities ........................................... — 154,215 — 154,215
Ground Transportation ................................... 872,745 235,160 — 1,107,905
Health Care Equipment & Supplies ........................... 2,123,790 774,806 — 2,898,596
Health Care Providers & Services ............................ 1,721,001 70,327 — 1,791,328
Health Care REITs ...................................... 39,286 — — 39,286
Health Care Technology .................................. — 32,720 — 32,720
Hotels, Restaurants & Leisure .............................. 1,378,663 446,238 — 1,824,901
Household Durables ..................................... — 197,564 — 197,564
Household Products ..................................... 3,744,134 101,740 — 3,845,874
Independent Power and Renewable Electricity Producers ............ 285,189 65,059 — 350,248
Industrial Conglomerates .................................. 401,791 332,617 — 734,408
Industrial REITs ........................................ 224,212 174,831 — 399,043
Insurance ............................................ 25,612 1,272,911 — 1,298,523
Interactive Media & Services ............................... 3,891,716 20,854 — 3,912,570
IT Services ........................................... 818,076 430,467 — 1,248,543
Leisure Products ....................................... 157,688 — — 157,688
Life Sciences Tools & Services .............................. 1,388,405 197,896 — 1,586,301
Machinery ............................................ 117,292 479,073 — 596,365
Marine Transportation .................................... — 36,241 — 36,241
Media ............................................... 323,289 96,723 — 420,012
Metals & Mining ........................................ 440,014 856,989 — 1,297,003
Multi-Utilities .......................................... 1,796,453 380,655 — 2,177,108
Office REITs .......................................... — 86,773 — 86,773
Oil, Gas & Consumable Fuels ............................... 3,497,013 1,341,054 — 4,838,067
Paper & Forest Products .................................. — 116,069 — 116,069
Passenger Airlines ...................................... 1,911,774 85,928 — 1,997,702
Personal Care Products .................................. 593,476 731,135 — 1,324,611
Pharmaceuticals ....................................... 3,300,338 2,955,708 — 6,256,046
Professional Services .................................... 258,530 353,748 — 612,278
Real Estate Management & Development ....................... 18,057 598,390 — 616,447
Retail REITs .......................................... 114,913 99,134 — 214,047
Semiconductors & Semiconductor Equipment .................... 4,429,201 1,395,491 — 5,824,692
Software ............................................. 8,896,045 425,117 — 9,321,162
Fair Value Hierarchy as of Period End (continued)

BlackRock Managed Volatility V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Specialized REITs ...................................... $ 612,467 $ — $ — $ 612,467
Specialty Retail ........................................ 4,201,501 183,419 — 4,384,920
Technology Hardware, Storage & Peripherals .................... 5,994,939 26,203 — 6,021,142
Textiles, Apparel & Luxury Goods ............................ 2,676,420 881,863 — 3,558,283
Tobacco ............................................. — 224,380 — 224,380
Trading Companies & Distributors ............................ — 172,620 — 172,620
Transportation Infrastructure ............................... — 136,585 — 136,585
Water Utilities ......................................... 320,667 155,392 — 476,059
Corporate Bonds ........................................ — 28,033 — 28,033
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 223,885 — 223,885
Rights ................................................ — — 293 293
Warrants .............................................. 16,072 — — 16,072
Short-Term Securities
Money Market Funds ...................................... 3,173,513 — — 3,173,513
U.S. Treasury Obligations ................................... — 23,233,598 — 23,233,598
$ 92,474,469 $ 51,839,526 $ 293 $ 144,314,288
Investments Valued at NAV
(a)
..................................... 2,667,056
$ —
$ 146,981,344
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 170,100 $ 808,837 $ — $ 978,937
Foreign currency exchange contracts ............................ — 388,261 — 388,261
Interest rate contracts ....................................... 1,388,180 2,373,343 — 3,761,523
Liabilities
Equity contracts ........................................... (6,250,185) (1,764,859) — (8,015,044)
Foreign currency exchange contracts ............................ — (245,642) — (245,642)
Interest rate contracts ....................................... (2,831,136) (2,384,869) — (5,216,005)
$ (7,523,041) $ (824,929) $ — $ (8,347,970)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OMX Stockholm Nordic Exchange
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)